Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, and Classification of Depreciation

	December 31, 2017
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	43,058	10,541	32,517
Computer equipment	34,644	20,592	14,052
Office furniture and equipment	7,660	3,869	3,791
	85,362	35,002	50,360

The following table illustrates the classification of depreciation in the Consolidated Statements of Operations and Comprehensive Loss:

	Years ended
	December 31, 2018 $	December 31, 2017 $
Cost of revenues	5,950	8,055
Sales and marketing	4,087	2,405
Research and development	4,900	4,654
General and administrative	1,968	1,466
	16,905	16,580

	December 31, 2018
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	63,402	16,498	46,904
Computer equipment	14,293	7,540	6,753
Office furniture and equipment	14,092	6,137	7,955
	91,787	30,175	61,612